FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 1,553
Changes in fair value of financial assets at fair value through other comprehensive income	883	$ (1,082)	$ 587
Ending balance	2,902	1,553
Significant unobservable inputs (Level 3)
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	1,553	2,929
Acquisitions	240	0
Changes in fair value of financial assets at fair value through other comprehensive income	1,104	(1,352)
Exchange difference on translation	5	(24)
Ending balance	$ 2,902	$ 1,553	$ 2,929